Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 211,000			$ 185,000
Prepaid pension	70,000			62,000
Fair value of plan assets	365,000			325,000
Accumulated other comprehensive income (loss)	(69,000)			(58,000)
Net periodic benefit cost (income)	0			(2,000)	$ (58,000)
Defined benefit plan, expected contribution in 2018	8,000
Benefit payments from 2018 to 2022	1,000
Benefit payments from 2023 to 2027	12,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 190,000			183,000	318,000
Taiwan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Accounting Standards Update 2017-07
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)				$ 2,000	$ 58,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 302	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 192		$ 1,500
Minimum | Taiwan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month